Shareholder Fees {- Fidelity Short-Term Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Short-Term Bond Fund Retail PRO-07 | Fidelity Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none